Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of June 30, 2021 and December 31, 2020:

	June 30, 2021						December 31, 2020
Debt obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$1,034,274	$—	$1,034,274	6.63%	2022	$1,198,888
AerCap Trust (b) & AICDC (c) Notes		13,253,097	—	13,253,097	4.07%	2021-2028	12,797,126
Asia Revolving Credit Facility		950,000	950,000	—	—	2022	—
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2024	—
Other unsecured debt		1,717,125	—	1,717,125	1.93%	2022-2023	1,759,000
Fair value adjustment				13,038			21,716
TOTAL UNSECURED		$20,954,496	$4,950,000	$16,017,534			$15,776,730
Secured
Export credit facilities (d)	33	1,256,251	—	1,256,251	2.06%	2023-2033	1,023,912
Institutional secured term loans & secured portfolio loans	184	6,710,679	—	6,710,679	2.59%	2022-2032	6,989,633
AerFunding Revolving Credit Facility	36	2,075,000	779,045	1,295,955	2.83%	2025	2,074,881
Other secured debt	23	1,057,786	327,772	730,014	3.22%	2021-2039	778,273
Fair value adjustment				(1,406)			(1,827)
TOTAL SECURED		$11,099,716	$1,106,817	$9,991,493			$10,864,872
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	5.07%	2025-2079	2,250,000
Subordinated debt issued by joint ventures		43,521	—	43,521	—	2023-2026	43,521
Fair value adjustment				(217)			(219)
TOTAL SUBORDINATED		$2,293,521	$—	$2,293,304			$2,293,302
Debt issuance costs, debt discounts and debt premium				(203,711)			(192,823)
	276	$34,347,733	$6,056,817	$28,098,620			$28,742,081

(a)The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.